Leases (Details Narrative) - Lease Settlement Agreement [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Hawaii Research Center [Member]
Lease expiration date			Oct. 31, 2014		Oct. 31, 2014
Operating lease rent expense	$ 3,437	$ 759	$ 3,437	$ 12,112	$ 12,718	$ 56,856
Rent expences	3,437	759	3,437
Manoa Innovation Center [Member]
Operating lease rent expense	$ 7,927	$ 7,914	$ 15,854	$ 15,828	$ 31,479	$ 28,169